SCHEDULE OF DEFERRED TAX LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Deferred tax liabilities	$ (32,193)	$ (32,077)
Property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Deferred tax liabilities	(22,570)	(17,773)
Investment in subsidiaries [member]
IfrsStatementLineItems [Line Items]
Deferred tax liabilities	(1,916)	(5,954)
Inventories [member]
IfrsStatementLineItems [Line Items]
Deferred tax liabilities	(1,444)	(256)
Trade payables and accrued liabilities [member]
IfrsStatementLineItems [Line Items]
Deferred tax liabilities	(22)	(160)
Comibol initial investment period Capex receivable [member]
IfrsStatementLineItems [Line Items]
Deferred tax liabilities	(3,565)	(7,934)
Other [member]
IfrsStatementLineItems [Line Items]
Deferred tax liabilities	$ (2,676)